UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      4/22/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      146,368
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLEGHANY CORP DEL                     COM            017175100     3959    10000 SH       SOLE                 10000      0    0
BERKSHIRE HATHAWAY INC                 CL A           084670108     5470       35 SH       SOLE                    35      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW    CL B           084670702     1146    11000 SH       SOLE                 11000      0    0
CNA FINL CORP                          COM            126117100     6538   200000 SH       SOLE                200000      0    0
COCA COLA CO                           COM            191216100     6470   160000 SH       SOLE                160000      0    0
COMPASS MINERALS INTL INC              COM            20451N101    11598   147000 SH       SOLE                147000      0    0
CROWN HLDGS INC COM                    COM            228368106     4161   100000 SH       SOLE                100000      0    0
DEVON ENERGY CORP NEW                  COM            25179M103    10156   180000 SH       SOLE                180000      0    0
DINEEQUITY INC COM                     COM            254423106     6156    89486 SH       SOLE                 89486      0    0
DUNKIN BRANDS GROUP INC COM            COM            265504100     2028    55000 SH       SOLE                 55000      0    0
EXXON MOBIL CORP                       COM            30231G102     3684    40882 SH       SOLE                 40882      0    0
GREAT LAKES DREDGE & DOCK CORP NEW COM COM            390607109       15     2162 SH       SOLE                  2162      0    0
HCC INS HLDGS INC                      COM            404132102     5254   125000 SH       SOLE                125000      0    0
LIBERTY INTERACTIVE CORP               INT COM SER A  53071M104     3633   170000 SH       SOLE                170000      0    0
LOEWS CORP                             COM            540424108     6483   147100 SH       SOLE                147100      0    0
MCDONALDS CORP                         COM            580135101     3290    33000 SH       SOLE                 33000      0    0
MOBILE MINI INC                        COM            60740F105     6498   220808 SH       SOLE                220808      0    0
MOSAIC CO NEW COM                      COM            61945C103     8047   135000 SH       SOLE                135000      0    0
NESTLE SA                              SPON ADR       641069406     3625    50000 SH       SOLE                 50000      0    0
PEPSICO INC                            COM            713448108    11471   145000 SH       SOLE                145000      0    0
PIONEER NATURAL RESOURCES CO           COM            723787107     7455    60000 SH       SOLE                 60000      0    0
POTASH CORP OF SASKATCHEWAN            COM            73755L107     5966   152000 SH       SOLE                152000      0    0
RANGE RESOURCES CORP                   COM            75281A109     4457    55000 SH       SOLE                 55000      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL A  CL A           811065101     1287    20000 SH       SOLE                 20000      0    0
TIMKEN CO                              COM            887389104     1697    30000 SH       SOLE                 30000      0    0
ULTRA PETROLEUM CORP COM NPV           COM            903914109     1809    90000 SH       SOLE                 90000      0    0
VISTAPRINT N V SHS                     SHS            N93540107     5219   135000 SH       SOLE                135000      0    0
WPX ENERGY INC COM USD1                COM            98212B103     1602   100000 SH       SOLE                100000      0    0
YUM! BRANDS INC                        COM            988498101     7194   100000 SH       SOLE                100000      0    0


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